Summarized Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Summarized Quarterly Financial Information (Unaudited)

	2018 Quarter Ended
	March 31	June 30	September 30	December 31	Full Year
	(in millions, except per share data)
Net sales	$288.8	$303.6	$282.8	$289.5	$1,164.7
Manufacturing margins	$99.9	$107.0	$97.3	$84.5	$388.7
Operating earnings	$23.2	$35.7	$31.8	$19.4	$110.1
Net earnings from continuing operations	$6.5	$15.9	$13.8	$10.4	$46.6
Net earnings	$5.9	$14.9	$14.9	$5.8	$41.5
Basic EPS:
Net earnings from continuing operations	$0.09	$0.23	$0.20	$0.15	$0.67
Net earnings	$0.09	$0.21	$0.21	$0.08	$0.60
Diluted EPS:
Net earnings from continuing operations	$0.09	$0.22	$0.19	$0.15	$0.65
Net earnings	$0.08	$0.21	$0.21	$0.08	$0.58

	2017 Quarter Ended
	March 31	June 30	September 30	December 31	Full Year
	(in millions, except per share data)
Net sales	$259.5	$285.6	$294.4	$300.0	$1,139.5
Manufacturing margins	$89.0	$99.9	$96.0	$82.4	$367.3
Operating earnings	$20.8	$29.5	$30.8	$12.4	$93.5
Net (loss) earnings from continuing operations	$(23.7)	$11.2	$13.2	$7.1	$7.8
Net (loss) earnings	$(24.6)	$10.1	$12.3	$3.3	$1.1
Basic EPS:
Net (loss) earnings from continuing operations	$(0.35)	$0.16	$0.19	$0.10	$0.11
Net (loss) earnings	$(0.36)	$0.15	$0.18	$0.05	$0.02
Diluted EPS:
Net (loss) earnings from continuing operations	$(0.35)	$0.16	$0.19	$0.10	$0.11
Net (loss) earnings	$(0.36)	$0.14	$0.17	$0.05	$0.02